Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Company’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Long-term debt – The fair values of the Company’s fixed-rate and variable-rate long-term debt is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Long-term obligation related to capital leases - The fair values of the Company's long-term obligation related to capital leases is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments

a.
The fair values of the Company’s interest rate swap agreements are the estimated amounts that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, and if the swap is not collateralized, the current credit worthiness of either the Company or the swap counterparties. The estimated amount is the present value of future cash flows. The inputs used to determine the future cash flows include the fixed interest rate of the swaps and market interest rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

b.
In 2016, Company entered into a time-charter swap agreement for 55% of two Aframax equivalent vessels (note 12). The fair value of this derivative agreement was the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date, based on the present value of the Company's projection of future Aframax spot market tanker rates, which were derived from current Aframax spot market tanker rates and estimated future rates, as well as an estimated discount rate. The time-charter swap agreement was completed as of December 31, 2017.

Changes in fair value during the year ended December 31, 2017 for the Company's time-charter swap agreement, which is described below and was measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

Year Ended December 31, 2017 $
Fair value asset - beginning of the year	875
Settlements	(1,106)
Realized and unrealized gain	231
Fair value asset - at the end of the year	—

c.
The estimated fair value of the stock purchase warrant as of December 31, 2016 was based on the historical volatility of comparable companies of 47.83%. On November 27, 2017, the merger of TIL was completed, resulting in TIL becoming a wholly-owned subsidiary of the Company. Under the terms of the agreement, warrants to purchase or acquire shares of common stock of TIL that had not been exercised as of the effective time of the merger, were canceled. As a result, no value was recorded for this warrant in the Company's consolidated balance sheets at December 31, 2017 (notes 7b and 12).

Changes in fair value during the year ended December 31, 2017 for the TIL stock purchase warrant are as follows:

Year Ended December 31, 2017 $
Fair value at the beginning of the year	287
Unrealized loss included in earnings	(287)
Fair value at the end of the year	—

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

	December 31, 2018			December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 17d)	Level 1	60,507	60,507	75,710	75,710
Derivative instruments (note 12)
Interest rate swap agreements (1)	Level 2	5,878	5,878	5,242	5,242
Freight forward agreements (1)	Level 2	(57)	(57)	—	—

Other:
Advances to equity-accounted for investments	Note (2)	9,930	Note (2)	9,930	Note (2)
Long-term debt, including current portion	Level 2	(735,406)	(723,031)	(952,302)	(946,105)
Obligations related to capital leases, including current portion	Level 2	(375,289)	(377,652)	(148,908)	(147,401)

(1)
The fair values of the Company's interest rate swap agreements and FFAs at December 31, 2018 and 2017 exclude accrued interest income and expenses, which are recorded in accounts receivables and accrued liabilities, respectively, in these consolidated financial statements.

(2)
The advances to equity-accounted for investments, together with the Company’s investments in the equity-accounted for investments, form the net aggregate carrying value of the Company’s interests in the equity-accounted for investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at December 31, 2018 and 2017 were not determinable.